INCOME TAXES - Summary of Movements In Deferred Tax Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
At January 1,	$ (1,983)	$ 182
Deferred tax expense (income)	(3,277)	(1,859)	$ 73
Additions through business combinations	0	(64)
Foreign exchange differences	(34)	(242)
At December 31,	$ (5,294)	$ (1,983)	$ 182